Reversal of Impairment of Mineral Stream Interests (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Reversal of Impairment of Mineral Stream Interests

	Years Ended December 31

(in thousands)	2021	2020

Cobalt Interests

Voisey’s Bay	(156,717)	-

Total impairment reversal	$(156,717)	$-